Seller	Alt Loan ID	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXXXXX	20250826003	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 18:03	2024-03-XX 20:08	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Document Uploaded. - Due Diligence Vendor-03/20/2024 Resolved-Post incident inspection provided. No Damage Noted. - Due Diligence Vendor-03/20/2024 Open-Subject property is in recent disaster area and there is no post incident inspection. - Due Diligence Vendor-03/07/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/20/2024 Resolved-Post incident inspection provided. No Damage Noted. - Due Diligence Vendor-03/20/2024	XXXXXXXXXX-PDI.pdf			XX	Investment	Refinance	Cash Out - Other	1479554	N/A	N/A
XXXXXXX	20250826003	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 14:41	2024-03-XX 15:36	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing
Resolved-Resolved - documentation of source of funds provided.  - Due Diligence Vendor-03/13/2024
Ready for Review-Document Uploaded. Resending docs from XXX XXXXXXXX XXXXX - you can see that he paid $XXX.XX to XXXXXXX XXXXXXXX (as per invoice) and on the settlement statement you can see that it was paid to XXXXXXX XXXXXXXX as an exchange fee, as well as the exchange support fee paid to title. - Seller-03/12/2024
Open-The loan was approved as a delayed financing cash out refinance. Lender guidelines require evidence of the source of funds for the original purchase transaction. A final HUD-1 from that transaction was provided but the source of the borrower deposits and the 1031 exchange documentation was not provided. - Due Diligence Vendor-03/12/2024
														Ready for Review-Document Uploaded. Resending docs from XXX XXXXXXXX XXXXX - you can see that he paid $XXX.XX to XXXXXXX XXXXXXXX (as per invoice) and on the settlement statement you can see that it was paid to XXXXXXX XXXXXXXX as an exchange fee, as well as the exchange support fee paid to title. - Seller-03/12/2024	Resolved-Resolved - documentation of source of funds provided. - Due Diligence Vendor-03/13/2024	Loan_XXXXXXXXXX_all_page.pdf.pdf			XX	Investment	Refinance	Cash Out - Other	1488445	N/A	N/A
XXXXXXX	20250826011	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 17:30	2024-03-XX 15:33	Resolved	1 - Information	Property	Property	Property in Disaster Area – Property located in a FEMA declared disaster area. Inspection post incident date was not provided	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-Post incident inspection provided. No Damage Noted. - Due Diligence Vendor-03/19/2024 Open-Subject property is in recent disaster area and there is no post incident inspection - Due Diligence Vendor-03/07/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-Post incident inspection provided. No Damage Noted. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX-PDI.pdf			XX	Investment	Purchase	NA	1479396	N/A	N/A
XXXXXXX	20250826011	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 14:19	2024-03-XX 14:19	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/14/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX_RDA.pdf			XX	Investment	Purchase	NA	1494906	N/A	N/A
XXXXXXX	20250826011	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 15:06	2024-03-XX 15:02	Waived	2 - Non-Material	Credit	Eligibility	Prepayment penalty does not meet lender guidelines
Waived-Confirmation of exception/waiver on PPP type received.  DSCR loan.  Condition waived.   - Due Diligence Vendor-03/18/2024

Ready for Review-Prepayment penalty established on the loan did not meet guideline requirements. However, the prepayment penalty did not violate any regulations and so an exception has been granted to permit the loan with the prepayment penalty as structured.  - Seller-03/18/2024

Counter-Prepayment penalty attached to note does not meet guideline requirements, finding maintained. - Due Diligence Vendor-03/15/2024

Ready for Review-no current prepay terms - Seller-03/14/2024

Open-Prepayment penalty does not meet lender guidelines. Lender guidelines require Prepayment Penalty terms of 6 months interest of 80% of the amount prepaid. the Prepayment Penalty addendum to the note reflects terms of 3% of the amount prepaid that exceeds 20% of the original principal balance of the note. - Due Diligence Vendor-03/13/2024
														Ready for Review-Prepayment penalty established on the loan did not meet guideline requirements. However, the prepayment penalty did not violate any regulations and so an exception has been granted to permit the loan with the prepayment penalty as structured. - Seller-03/18/2024 Ready for Review-no current prepay terms - Seller-03/14/2024	Waived-Confirmation of exception/waiver on PPP type received. DSCR loan. Condition waived. - Due Diligence Vendor-03/18/2024				XX	Investment	Purchase	NA	1491956	Originator Post-Close	No
XXXXXXX	20250826005	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 18:42	2024-03-XX 15:04	Waived	2 - Non-Material	Credit	Eligibility	Prepayment penalty does not meet lender guidelines
Waived-Confirmation of exception/waiver on PPP type received.  DSCR loan.  Condition waived.   - Due Diligence Vendor-03/18/2024
Ready for Review-Prepayment penalty established on the loan did not meet guideline requirements. However, the prepayment penalty did not violate any regulations and so an exception has been granted to permit the loan with the prepayment penalty as structured.  - Seller-03/18/2024
Counter-Prepayment penalty attached to note does not meet guideline requirements, finding maintained. - Due Diligence Vendor-03/15/2024
Ready for Review- - Due Diligence Vendor-03/15/2024
Open- - Due Diligence Vendor-03/15/2024
Ready for Review-no current repayment terms. - Seller-03/14/2024
Counter-Counter - Please provide terms of current pre-pay now in effect. - Due Diligence Vendor-03/12/2024
Ready for Review-Prepayment Penalty Period has expired and was not between XXXXXXX and the Borrower but between the original Lender and the borrower. - Seller-03/10/2024
Open-Prepayment penalty does not meet lender guidelines. The loan closed with a prepayment penalty equal to 3% of the amount prepaid that exceeds 20% of the original principal balance. Lender guidelines require a prepayment penalty equal to 6 months interest on the amount prepaid that exceeds 20% of the original principal balance. - Due Diligence Vendor-03/08/2024
														Ready for Review-Prepayment penalty established on the loan did not meet guideline requirements. However, the prepayment penalty did not violate any regulations and so an exception has been granted to permit the loan with the prepayment penalty as structured. - Seller-03/18/2024 Ready for Review-no current repayment terms. - Seller-03/14/2024 Ready for Review-Prepayment Penalty Period has expired and was not between XXXXXXX and the Borrower but between the original Lender and the borrower. - Seller-03/10/2024	Waived-Confirmation of exception/waiver on PPP type received. DSCR loan. Condition waived. - Due Diligence Vendor-03/18/2024			The prepayment penalty did not violate any regulations and so an exception has been granted to permit the loan with the prepayment penalty as structured.	XX	Investment	Refinance	Cash Out - Other	1482953	Originator Post-Close	No
XXXXXXX	20250826008	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 14:36	2024-03-XX 14:49	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/14/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX_RDA.pdf			XX	Investment	Refinance	No Cash Out - Borrower Initiated	1494999	N/A	N/A
XXXXXXX	20250826008	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 16:23	2024-03-XX 16:40	Resolved	1 - Information	Credit	Missing Doc	Missing VOM or VOR	Resolved-Lender provided bank statement, tax records and LOX from borrower, finding resolved. - Due Diligence Vendor-03/15/2024 Ready for Review-Document Uploaded. XXXXXXX allowed the attached as satisfactory evidence of the current housing expense, due to the non-arms length relationship and circumstances of the rental arrangement. - Seller-03/13/2024 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing Verification of Rent for primary residence and missing Verification of Mortgage for subject property. - Due Diligence Vendor-03/12/2024	Ready for Review-Document Uploaded. XXXXXXX allowed the attached as satisfactory evidence of the current housing expense, due to the non-arms length relationship and circumstances of the rental arrangement. - Seller-03/13/2024	Resolved-Lender provided bank statement, tax records and LOX from borrower, finding resolved. - Due Diligence Vendor-03/15/2024	XXXXXXXXXX - VOR.pdf			XX	Investment	Refinance	No Cash Out - Borrower Initiated	1488925	N/A	N/A
XXXXXXX	20250826001	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 14:40	2024-03-XX 14:52	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/14/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Other	1495009	N/A	N/A
XXXXXXX	20250826012	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 14:48	2024-03-XX 14:55	Resolved	1 - Information	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/14/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/19/2024 Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX_RDA.pdf			XX	Investment	Refinance	Cash Out - Other	1495048	N/A	N/A
XXXXXXX	20250826006	XXXXXXX	XXXXXXX	XXXXXXX	Closed	2024-03-XX 19:13	2024-03-XX 23:57	Resolved	1 - Information	Property	Value	Missing Valuation Review Product - 1	Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-03/13/2024		Resolved-A valid secondary valuation (CDA) supporting the origination appraisal value was provided. - Due Diligence Vendor-03/19/2024	XXXXXXXXXX_RDA.pdf			XX	Investment	Purchase	NA	1493159	N/A	N/A